UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Global Dividend Fund

The fund's portfolio
8/31/14 (Unaudited)

COMMON STOCKS (94.9%)(a)
	Shares	Value

Aerospace and defense (2.0%)

BAE Systems PLC (United Kingdom)	15,520	$114,682

General Dynamics Corp.	1,117	137,670

Northrop Grumman Corp.	626	79,640

		331,992
Airlines (0.7%)

ANA Holdings, Inc. (Japan)	11,000	26,737

Japan Airlines Co., Ltd. (Japan)(UR)	1,600	89,961

		116,698
Automobiles (1.9%)

Daimler AG (Registered Shares) (Germany)	1,539	125,860

General Motors Co.	2,900	100,920

Nissan Motor Co., Ltd. (Japan)	8,800	84,494

		311,274
Banks (5.6%)

Australia & New Zealand Banking Group, Ltd. (Australia)	2,523	78,773

Banco Popular Espanol SA (Spain)	14,399	89,887

Bank of Nova Scotia (Canada)	1,853	122,772

Bank of Queensland, Ltd. (Australia)	9,569	112,427

Commonwealth Bank of Australia (Australia)	982	74,582

HSBC Holdings PLC (United Kingdom)	6,332	68,539

JPMorgan Chase & Co.	3,060	181,917

Natixis (France)	13,233	93,023

Wells Fargo & Co.	1,800	92,592

		914,512
Beverages (2.8%)

Anheuser-Busch InBev NV (Belgium)	1,533	170,308

Dr. Pepper Snapple Group, Inc.	1,742	109,607

PepsiCo, Inc.	1,800	166,482

		446,397
Capital markets (2.0%)

Ashmore Group PLC (United Kingdom)	8,633	50,449

Carlyle Group LP (The)	4,028	133,971

KKR & Co. LP	5,835	137,064

		321,484
Chemicals (2.9%)

BASF SE (Germany)	720	74,066

Dow Chemical Co. (The)	1,613	86,376

OCI Partners LP	5,400	111,510

Potash Corp. of Saskatchewan, Inc. (Canada)	1,300	45,708

Tronox, Ltd. Class A	5,100	154,836

		472,496
Commercial services and supplies (0.4%)

Edenred (France)	1,936	57,414

		57,414
Communications equipment (0.6%)

Cisco Systems, Inc.	3,665	91,588

		91,588
Construction and engineering (0.7%)

ACS Actividades de Construccion y Servicios SA (Spain)	2,849	119,996

		119,996
Containers and packaging (0.6%)

MeadWestvaco Corp.	2,196	94,428

		94,428
Distributors (0.5%)

Pacific Brands, Ltd. (Australia)	178,472	88,342

		88,342
Diversified consumer services (1.0%)

H&R Block, Inc.	4,600	154,238

		154,238
Diversified financial services (1.2%)

Challenger, Ltd. (Australia)	15,587	114,276

CME Group, Inc.	1,094	83,746

		198,022
Diversified telecommunication services (6.9%)

AT&T, Inc.	6,700	234,232

BCE, Inc. (Canada)	1,872	84,277

CenturyLink, Inc.	2,004	82,144

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	1,100	73,795

Spark New Zealand, Ltd. (New Zealand)	42,350	103,968

Telstra Corp., Ltd. (Australia)	18,199	94,503

Verizon Communications, Inc.	3,304	164,605

Vivendi SA (France)	4,894	127,291

Ziggo NV (Netherlands)	3,050	145,073

		1,109,888
Electric utilities (2.0%)

Duke Energy Corp.	1,057	78,207

FirstEnergy Corp.	2,399	82,142

NextEra Energy, Inc.	900	88,605

SSE PLC (United Kingdom)	3,185	80,265

		329,219
Energy equipment and services (1.8%)

Aker Solutions ASA (Norway)	7,177	108,617

Seadrill, Ltd. (Norway)	1,376	50,662

Transocean, Ltd. (Switzerland)(NON)	3,411	131,231

		290,510
Food and staples retail (0.6%)

Wesfarmers, Ltd. (Australia)	2,434	98,454

		98,454
Food products (3.9%)

Kellogg Co.	2,600	168,922

Kraft Foods Group, Inc.	1,142	67,264

Nestle SA (Switzerland)	2,920	226,622

Orkla ASA (Norway)	6,021	54,401

Pinnacle Foods, Inc.	3,444	111,448

		628,657
Gas utilities (0.4%)

Tokyo Gas Co., Ltd. (Japan)	11,000	62,472

		62,472
Health-care equipment and supplies (0.3%)

Baxter International, Inc.	576	43,188

		43,188
Health-care providers and services (0.7%)

Sonic Healthcare, Ltd. (Australia)	6,809	112,114

		112,114
Hotels, restaurants, and leisure (1.1%)

McDonald's Corp.	406	38,050

TUI Travel PLC (United Kingdom)	23,387	144,627

		182,677
Household durables (1.7%)

Persimmon PLC (United Kingdom)	6,530	143,532

Skyworth Digital Holdings, Ltd. (China)	256,000	137,413

		280,945
Independent power and renewable electricity producers (2.1%)

Abengoa Yield PLC (United Kingdom)(NON)	4,807	192,809

Electric Power Development Co., Ltd. (Japan)	1,800	58,994

NextEra Energy Partners LP(NON)	2,469	86,687

		338,490
Industrial conglomerates (1.7%)

General Electric Co.	6,293	163,492

Siemens AG (Germany)	923	115,626

		279,118
Insurance (3.8%)

Admiral Group PLC (United Kingdom)	3,495	77,460

Allianz SE (Germany)	715	121,944

Delta Lloyd NV (Netherlands)	6,616	159,388

SCOR SE (France)	2,355	72,098

Zurich Insurance Group AG (Switzerland)	626	188,881

		619,771
Leisure products (0.3%)

Hasbro, Inc.	891	46,916

		46,916
Media (1.3%)

Comcast Corp. Class A	2,614	143,064

RTL Group SA (Belgium)	767	74,083

		217,147
Metals and mining (2.5%)

BHP Billiton PLC (Australia)	2,236	70,808

Freeport-McMoRan, Inc. (Indonesia)	2,007	72,995

Hi-Crush Partners LP (Units)	3,703	256,062

		399,865
Multi-utilities (2.0%)

Ameren Corp.	2,095	83,779

Centrica PLC (United Kingdom)	16,480	87,386

Veolia Environnement SA (France)	8,434	154,869

		326,034
Multiline retail (0.9%)

Macy's, Inc.	1,589	98,979

Myer Holdings, Ltd. (Australia)	17,921	40,504

		139,483
Oil, gas, and consumable fuels (5.9%)

Chevron Corp.	1,475	190,939

ENI SpA (Italy)	5,144	128,285

Exxon Mobil Corp.	1,000	99,460

Gaztransport Et Technigaz SA (France)	1,840	119,433

Origin Energy, Ltd. (Australia)	5,684	82,442

Royal Dutch Shell PLC Class A (United Kingdom)	8,364	338,528

		959,087
Paper and forest products (0.7%)

Norbord, Inc. (Canada)	5,000	106,088

		106,088
Personal products (0.8%)

Asaleo Care, Ltd. (Australia)(NON)	69,677	132,102

		132,102
Pharmaceuticals (11.5%)

AbbVie, Inc.	3,665	202,601

Astellas Pharma, Inc. (Japan)	5,100	73,428

AstraZeneca PLC (United Kingdom)	3,841	291,221

Bristol-Myers Squibb Co.	2,400	121,560

Eli Lilly & Co.	3,288	208,985

GlaxoSmithKline PLC (United Kingdom)	6,259	153,214

Johnson & Johnson	1,732	179,660

Merck & Co., Inc.	1,729	103,930

Pfizer, Inc.	8,400	246,876

Sanofi (France)	1,430	156,892

Takeda Pharmaceutical Co., Ltd. (Japan)	2,700	123,264

		1,861,631
Real estate investment trusts (REITs) (4.2%)

Blackstone Mortgage Trust, Inc. Class A	3,000	87,150

CYS Investments, Inc.	5,200	49,036

Equity Lifestyle Properties, Inc.	2,100	95,949

Gaming and Leisure Properties, Inc.	4,900	163,170

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,000	57,960

Healthcare Trust of America, Inc. Class A	2,281	28,398

Hibernia REIT PLC (Ireland)(NON)	52,987	77,977

MFA Financial, Inc.	4,900	41,356

Ventas, Inc.	1,100	72,358

		673,354
Real estate management and development (0.7%)

Nexity SA (France)	2,643	108,021

		108,021
Semiconductors and semiconductor equipment (2.6%)

Intel Corp.	7,108	248,211

Maxim Integrated Products, Inc.	3,300	101,937

Texas Instruments, Inc.	1,359	65,477

		415,625
Software (1.6%)

Microsoft Corp.	5,688	258,406

		258,406
Technology hardware, storage, and peripherals (2.0%)

Apple, Inc.	778	79,745

Canon, Inc. (Japan)	2,100	68,604

Neopost SA (France)	1,227	81,949

Seagate Technology PLC	1,600	100,128

		330,426
Tobacco (4.4%)

Altria Group, Inc.	6,244	268,992

British American Tobacco (BAT) PLC (United Kingdom)	2,697	159,105

Philip Morris International, Inc.	3,268	279,677

		707,774
Trading companies and distributors (2.0%)

ITOCHU Corp. (Japan)	4,300	54,657

Mitsubishi Corp. (Japan)	3,000	62,036

Mitsui & Co., Ltd. (Japan)	9,400	153,226

Rexel SA (France)	3,020	60,117

		330,036
Transportation infrastructure (0.7%)

Sydney Airport (Australia)	27,907	115,462

		115,462
Wireless telecommunication services (0.9%)

Vodafone Group PLC (United Kingdom)	44,728	153,523

		153,523

Total common stocks (cost $13,673,420)		$15,375,364

SHORT-TERM INVESTMENTS (3.4%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.04%(AFF)	553,159	$553,159

Total short-term investments (cost $553,159)		$553,159

TOTAL INVESTMENTS

Total investments (cost $14,226,579)(b)		$15,928,523

FORWARD CURRENCY CONTRACTS at 8/31/14 (aggregate face value $5,580,959) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	9/17/14	$245,841	$248,031	$2,190
	Euro	Sell	9/17/14	92,115	95,287	3,172
Barclays Bank PLC
	British Pound	Sell	9/17/14	206,833	209,379	2,546
	Canadian Dollar	Buy	10/15/14	228,505	232,837	(4,332)
	Hong Kong Dollar	Buy	11/19/14	176,682	176,698	(16)
Citibank, N.A.
	British Pound	Sell	9/17/14	54,282	54,523	241
	Danish Krone	Buy	9/17/14	88,403	91,674	(3,271)
	Euro	Sell	9/17/14	61,893	64,144	2,251
	Japanese Yen	Buy	11/19/14	119,229	120,825	(1,596)
Credit Suisse International
	Australian Dollar	Sell	10/15/14	208,961	211,351	2,390
	British Pound	Sell	9/17/14	34,361	34,665	304
	Canadian Dollar	Sell	10/15/14	50,442	51,795	1,353
	Japanese Yen	Buy	11/19/14	64,409	65,230	(821)
	New Zealand Dollar	Sell	10/15/14	93,633	98,451	4,818
	Norwegian Krone	Buy	9/17/14	60,652	62,424	(1,772)
	Swedish Krona	Buy	9/17/14	85,471	90,342	(4,871)
	Swiss Franc	Sell	9/17/14	38,129	40,035	1,906
Deutsche Bank AG
	Australian Dollar	Sell	10/15/14	134,837	137,196	2,359
	British Pound	Sell	9/17/14	480,395	488,503	8,108
	Euro	Sell	9/17/14	369,249	382,158	12,909
Goldman Sachs International
	Euro	Sell	9/17/14	311,036	322,284	11,248
HSBC Bank USA, National Association
	British Pound	Buy	9/17/14	200,358	202,106	(1,748)
	Canadian Dollar	Buy	10/15/14	210,680	214,679	(3,999)
	Euro	Buy	9/17/14	339,420	351,507	(12,087)
JPMorgan Chase Bank N.A.
	British Pound	Buy	9/17/14	138,441	141,936	(3,495)
	Canadian Dollar	Sell	10/15/14	71,758	72,360	602
	Euro	Sell	9/17/14	168,594	173,261	4,667
	Norwegian Krone	Sell	9/17/14	225,433	233,516	8,083
	Singapore Dollar	Buy	11/19/14	86,544	86,632	(88)
	Swedish Krona	Buy	9/17/14	63,667	66,447	(2,780)
	Swiss Franc	Buy	9/17/14	23,422	23,944	(522)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/15/14	269,582	272,579	2,997
	Israeli Shekel	Buy	10/15/14	29,720	30,989	(1,269)
	Japanese Yen	Buy	11/19/14	96,814	97,768	(954)
	Swedish Krona	Buy	9/17/14	36,326	37,907	(1,581)
	Swiss Franc	Buy	9/17/14	34,643	35,414	(771)
WestPac Banking Corp.
	Euro	Buy	9/17/14	169,118	173,083	(3,965)
	Japanese Yen	Buy	11/19/14	87,879	88,999	(1,120)

Total						$21,086

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $16,199,550.
(b)	The aggregate identified cost on a tax basis is $14,219,808, resulting in gross unrealized appreciation and depreciation of $1,837,092 and $128,377, respectively, or net unrealized appreciation of $1,708,715.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$442,049	$11,628,288	$11,517,178	$304	$553,159
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(UR)	At the reporting period end, 400 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
	At the close of the reporting period, the fund maintained liquid assets totaling $26,053 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	49.3%
	United Kingdom	12.9
	Australia	7.6
	France	6.5
	Japan	5.8
	Switzerland	3.4
	Germany	2.8
	Canada	2.3
	Netherlands	1.9
	Belgium	1.5
	Norway	1.3
	Spain	1.3
	China	0.9
	Italy	0.8
	New Zealand	0.7
	Ireland	0.5
	Indonesia	0.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $28,674 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,421,022	$—	$—
Consumer staples	2,013,384	—	—
Energy	1,249,597	—	—
Financials	2,835,164	—	—
Health care	2,016,933	—	—
Industrials	1,350,716	—	—
Information technology	1,096,045	—	—
Materials	1,072,877	—	—
Telecommunication services	1,263,411	—	—
Utilities	1,056,215	—	—
Total common stocks	15,375,364	—	—
Short-term investments	553,159	—	—

Totals by level	$15,928,523	$—	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$21,086	$—

Totals by level	$—	$21,086	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$72,144	$51,058

Total	$72,144	$51,058

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$6,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$5,362	$2,546	$2,492	$10,771	$23,376	$11,248	$—	$13,352	$2,997	$—	$72,144

	Total Assets	$5,362	$2,546	$2,492	$10,771	$23,376	$11,248	$—	$13,352	$2,997	$—	$72,144

	Liabilities:
	Forward currency contracts#	$—	$4,348	$4,867	$7,464	$—	$—	$17,834	$6,885	$4,575	$5,085	$51,058

	Total Liabilities	$—	$4,348	$4,867	$7,464	$—	$—	$17,834	$6,885	$4,575	$5,085	$51,058

	Total Financial and Derivative Net Assets	$5,362	$(1,802)	$(2,375)	$3,307	$23,376	$11,248	$(17,834)	$6,467	$(1,578)	$(5,085)	$21,086
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$5,362	$(1,802)	$(2,375)	$3,307	$23,376	$11,248	$(17,834)	$6,467	$(1,578)	$(5,085)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014